INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current:
Net operating loss carry forwards		$ 439,629	$ 199,827
Valuation allowance		(439,629)	(199,827)
Total deferred tax assets			0
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Income tax benefits	$ 0	0	0
HONG KONG
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	16.50%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Income tax benefits	$ 0	$ 0	$ 0
SINGAPORE
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	17.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Income tax benefits	$ 0
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory tax rates in the PRC	25.00%